Filed pursuant to Rule 497(e)
File Nos. 811-22961; 333-195493

ValueShares U.S. Quantitative Value ETF (QVAL)
(the “Fund”)

October 16, 2017

Supplement to the
Summary Prospectus dated January 31, 2017

Effective immediately, Mr. Yang Xu no longer serves as a portfolio manager of the Fund. The reference to Mr. Xu in the Fund’s Summary Prospectus is deleted and should be disregarded in its entirety. Mr. Tao Wang continues to serve as a portfolio manager for the Fund and has served as a portfolio manager of the Fund since its inception in 2014.

Additionally, the following disclosure supplements the information in the section entitled “Principal Investment Strategies—The Index—Portfolio Construction” in the Summary Prospectus: “The date of each subsequent reconstitution of the Index will be available on the Fund’s website at www.alphaarchitect.com/funds/contact at least one week prior to such date.”

Please retain this Supplement with your Summary Prospectus for future reference.

ValueShares International Quantitative Value ETF (IVAL)
(the “Fund”)

October 16, 2017

Supplement to the
Summary Prospectus dated February 21, 2017

Effective immediately, Mr. Yang Xu no longer serves as a portfolio manager of the Fund. The reference to Mr. Xu in the Fund’s Summary Prospectus is deleted and should be disregarded in its entirety. Mr. Tao Wang continues to serve as a portfolio manager for the Fund and has served as a portfolio manager of the Fund since its inception in 2014.

Additionally, the section in the Summary Prospectus entitled “Principal Investment Strategies—The Index—Portfolio Construction” is deleted in its entirety and replaced with the following:

Portfolio Construction
At the time of each reconstitution of the Index, each Index constituent is equally-weighted. The Index is reconstituted semi-annually in each May and November. The date of each subsequent reconstitution of the Index will be available on the Fund’s website at www.alphaarchitect.com/funds/contact at least one week prior to such date.

Please retain this Supplement with your Summary Prospectus for future reference.

MomentumShares U.S. Quantitative Momentum ETF (QMOM)
(the “Fund”)

October 16, 2017

Supplement to the
Summary Prospectus dated January 31, 2017

Effective immediately, Mr. Yang Xu no longer serves as a portfolio manager of the Fund. The reference to Mr. Xu in the Fund’s Summary Prospectus is deleted and should be disregarded in its entirety. Mr. Tao Wang continues to serve as a portfolio manager for the Fund and has served as a portfolio manager of the Fund since its inception in 2015.

Additionally, the following disclosure supplements the information in the section entitled “Principal Investment Strategies—The Index— Seasonality” in the Summary Prospectus: “The date of each subsequent reconstitution of the Index will be available on the Fund’s website at www.alphaarchitect.com/funds/contact at least one week prior to such date.”

Please retain this Supplement with your Summary Prospectus for future reference.

MomentumShares International Quantitative Momentum ETF (IMOM)
(the “Fund”)

October 16, 2017

Supplement to the
Summary Prospectus dated January 31, 2017,
as previously supplemented

Effective immediately, Mr. Yang Xu no longer serves as a portfolio manager of the Fund. The reference to Mr. Xu in the Fund’s Summary Prospectus is deleted and should be disregarded in its entirety. Mr. Tao Wang continues to serve as a portfolio manager for the Fund and has served as a portfolio manager of the Fund since its inception in 2015.

Additionally, the section in the Summary Prospectus entitled “Principal Investment Strategies—The Index—Seasonality” is deleted in its entirety and replaced with the following:

Seasonality
To account for seasonal (i.e., quarter-end) effects on a company’s performance, the Index is reconstituted quarterly in each March, June, September, and December, one month ahead of each calendar quarter-end. The date of each subsequent reconstitution of the Index will be available on the Fund’s website at www.alphaarchitect.com/funds/contact at least one week prior to such date.

Please retain this Supplement with your Summary Prospectus for future reference.

Alpha Architect Value Momentum Trend ETF (VMOT)
(the “Fund”)

October 16, 2017

Supplement to the
Summary Prospectus dated May 2, 2017

Effective immediately, Mr. Yang Xu no longer serves as a portfolio manager of the Fund. The reference to Mr. Xu in the Fund’s Summary Prospectus is deleted and should be disregarded in its entirety. Mr. Tao Wang continues to serve as a portfolio manager for the Fund and has served as a portfolio manager of the Fund since its inception in 2017.

Additionally, the following disclosure supplements the information in the section entitled “Principal Investment Strategies—The Index” in the Summary Prospectus: “The date of each subsequent reconstitution of the Index will be available on the Fund’s website at www.alphaarchitect.com/funds/contact at least one week prior to such date.”

Please retain this Supplement with your Summary Prospectus for future reference.

October 16, 2017

Supplement
to the

ValueShares U.S. Quantitative Value ETF (QVAL)
ValueShares International Quantitative Value ETF (IVAL)
MomentumShares U.S. Quantitative Momentum ETF (QMOM)
MomentumShares International Quantitative Momentum ETF (IMOM)
Prospectus (the “Combined Prospectus”) and Statement of Additional Information
dated January 31, 2017, as previously supplemented

and the

Alpha Architect Value Momentum Trend ETF (VMOT)
Prospectus (the “VMOT Prospectus”) and Statement of Additional Information
dated April 26, 2017, as previously supplemented

Effective immediately, Mr. Yang Xu no longer serves as a portfolio manager of the above-listed funds (together, the “Funds”). All references to Mr. Xu in each Prospectus and SAI are deleted and should be disregarded in their entirety. Mr. Tao Wang continues to serve as a portfolio manager for each of the Funds and has served as a portfolio manager of each Fund since its inception.

Additionally, the following changes supplement the information in the summary section of each Prospectus with respect to the dates on which each Index is reconstituted each year.

With respect to the ValueShares U.S. Quantitative Value ETF, the following disclosure supplements the information in the section entitled “Principal Investment Strategies—The Index—Portfolio Construction” on page 2 of the Combined Prospectus: “The date of each subsequent reconstitution of the Index will be available on the Fund’s website at www.alphaarchitect.com/funds/contact at least one week prior to such date.”

With respect to the ValueShares International Quantitative Value ETF, the section entitled “Principal Investment Strategies—The Index—Portfolio Construction” on page 7 of the Combined Prospectus is deleted in its entirety and replaced with the following:

Portfolio Construction
At the time of each reconstitution of the Index, each Index constituent is equally-weighted. The Index is reconstituted semi-annually in each May and November. The date of each subsequent reconstitution of the Index will be available on the Fund’s website at www.alphaarchitect.com/funds/contact at least one week prior to such date.

With respect to the MomentumShares U.S. Quantitative Momentum ETF, the following disclosure supplements the information in the section entitled “Principal Investment Strategies—The Index— Seasonality” on page 13 of the Combined Prospectus: “The date of each subsequent reconstitution of the Index will be available on the Fund’s website at www.alphaarchitect.com/funds/contact at least one week prior to such date.”

With respect to the MomentumShares International Quantitative Momentum ETF, the section entitled “Principal Investment Strategies—The Index—Seasonality” on page 18 of the Combined Prospectus is deleted in its entirety and replaced with the following:

Seasonality
To account for seasonal (i.e., quarter-end) effects on a company’s performance, the Index is reconstituted quarterly in each March, June, September, and December, one month ahead of each calendar quarter-end. The date of each subsequent reconstitution of the Index will be available on the Fund’s website at www.alphaarchitect.com/funds/contact at least one week prior to such date.

With respect to the Alpha Architect Value Momentum Trend ETF, the following disclosure supplements the information in the section entitled “Principal Investment Strategies—The Index” on page 5 of the VMOT Prospectus: “The date of each subsequent reconstitution of the Index will be available on the Fund’s website at www.alphaarchitect.com/funds/contact at least one week prior to such date.”

Please retain this Supplement with your Prospectus and SAI for future reference.